Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of January 31, 2026 (Unaudited)

Number
of Shares		Value
	COMMON STOCKS — 36.6%
	ADVERTISING & MARKETING — 0.3%
1,130	AppLovin Corp. - Class A*	$534,614
	AEROSPACE & DEFENSE — 0.3%
3,059	Howmet Aerospace, Inc.	636,517
	ASSET MANAGEMENT — 4.3%
267,883	DigitalBridge Group, Inc.	4,122,719
85,713	Janus Henderson Group PLC	4,125,367
6,216	Robinhood Markets, Inc. - Class A*	618,368
		8,866,454
	AUTOMOTIVE — 0.3%
8,303	Aptiv PLC*	628,952
	BANKING — 2.9%
54,256	Comerica, Inc.	4,810,879
22,103	MidWestOne Financial Group, Inc.	1,023,811
		5,834,690
	BIOTECH & PHARMA — 4.5%
288,646	Amicus Therapeutics, Inc.*	4,124,752
59,404	Avidity Biosciences, Inc.*	4,310,948
3,124	Johnson & Johnson	709,929
		9,145,629
	E-COMMERCE DISCRETIONARY — 0.3%
7,140	eBay, Inc.	651,311
	ELECTRICAL EQUIPMENT — 1.0%
4,448	Amphenol Corp. - Class A	640,868
1,068	GE Vernova, Inc.	775,763
6,073	Johnson Controls International PLC	724,266
		2,140,897
	ENTERTAINMENT CONTENT — 2.1%
20,532	Electronic Arts, Inc.	4,186,885
	GAS & WATER UTILITIES — 2.1%
110,254	Essential Utilities, Inc.	4,276,753
	INSURANCE — 3.3%
110,301	Aspen Insurance Holdings, Ltd.*	4,117,536
41,708	Brighthouse Financial, Inc.*	2,671,815
		6,789,351
	INTERNET MEDIA & SERVICES — 1.0%
2,059	Alphabet, Inc., Class C	697,033
3,265	DoorDash, Inc. - Class A*	668,084
8,129	Uber Technologies, Inc.*	650,727
		2,015,844

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	MACHINERY — 0.3%
1,060	Caterpillar, Inc	$696,802
	MEDICAL EQUIPMENT & DEVICES — 1.7%
33,128	Exact Sciences Corp.*	3,390,319
	REIT — 0.3%
46,664	Minto Apartment Real Estate Investment Trust	596,965
	SEMICONDUCTORS — 4.1%
3,009	Advanced Micro Devices, Inc.*	712,321
2,000	Broadcom, Inc.	662,600
14,195	Intel Corp.*	659,642
444	KLA Corp.	634,005
3,154	Lam Research Corp.	736,333
2,038	Micron Technology, Inc.	845,525
3,667	NVIDIA Corp.	700,874
43,128	Qorvo, Inc.*	3,368,728
		8,320,028
	SOFTWARE — 5.0%
72,713	Cantaloupe, Inc.*	780,938
170,018	Clearwater Analytics Holdings, Inc. - Class A*	4,095,733
135,799	Confluent, Inc. - Class A*	4,147,301
1,508	Crowdstrike Holdings, Inc. - Class A*	665,639
3,874	Palantir Technologies, Inc. - Class A*	567,890
		10,257,501
	TECHNOLOGY SERVICES — 0.3%
2,302	International Business Machines Corp.	706,023
	TRANSPORTATION EQUIPMENT — 2.5%
78,454	REV Group, Inc.	5,013,211
	TOTAL COMMON STOCKS
	(Cost $70,766,708)	74,688,746

Principal
Amount
	SHORT-TERM INVESTMENTS — 55.8%
	MONEY MARKET INVESTMENTS — 44.1%
$89,771,827	UMB Bank, Money Market Special II Deposit Investment, 3.43%(a),(b)	89,771,827

	TREASURY BILLS — 11.7%
	United States Treasury Bill
6,000,000	3.77%, 2/19/2026(c)	5,989,800
6,000,000	3.87%, 3/19/2026(c)	5,972,730
6,000,000	3.85%, 4/16/2026(c)	5,956,380

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS (Continued)
	MONEY MARKET INVESTMENTS (Continued)
	TREASURY BILLS (Continued)
$6,000,000	3.87%, 5/14/2026(c)	$5,940,048
		23,858,958
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $113,618,437)	113,630,785

	TOTAL INVESTMENTS — 92.4%
	(Cost $184,385,145)	188,319,531

	Other Assets in Excess of Liabilities — 7.6%	15,408,774
	TOTAL NET ASSETS — 100.0%	$203,728,305

Number of Contracts
	WRITTEN OPTIONS CONTRACTS — (0.0)%
	PUT OPTIONS — (0.0)%
	S&P 500 Index
	Exercise Price: $6,940.00, Notional Amount: $(3,470,000)
(5)	Expiration Date: February 20, 2026	(42,975)
	TOTAL PUT OPTIONS
	(Proceeds $73,116)	(42,975)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $73,116)	$(42,975)

PLC – Public Limited Company

REIT – Real Estate Investment Trusts

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.
(b)	All or a portion of this investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.
(c)	Treasury bill discount rate.

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

							Premium	Unrealized
				Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Reference Entity	Fund Pays	Fund Receives	Frequency	Date	Amount	(Received)	(Depreciation)
Barclays Bank PLC	Barclays Commodity Index [1,2]	0.00%	Basket Return	Monthly	3/31/26	$14,425,875	$-	$(39,264)
Barclays Bank PLC	Barclays Month End Rebalancing Currency Index [2]	0.00%	Basket Return	Monthly	3/31/26	20,131,608	-	(19,729)
Barclays Bank PLC	Barclays TrendStar Plus Index [2]	0.00%	Basket Return	Monthly	3/31/26	15,074,347	-	(22,084)
Barclays Bank PLC	Shiller Barclays CAPE US Mid-Month Sector Market Hedged ER Index [2]	0.00%	Basket Return	Monthly	3/31/26	15,576,874	-	99,426
BNP Paribas	Alerian MLP Total Return Index	0.20%	Index Return	At Maturity	3/31/26	3,969,810	-	(1,795)
BNP Paribas	BNP Paribas Buy Write Call Gold Daily Index [1,2]	0.50%	Basket Return	At Maturity	3/31/26	15,478,944	-	63,139
BNP Paribas	BNP Paribas Credit Flex Basket [2]	0.00%	Basket Return	At Maturity	3/31/26	30,595,353	-	(70,570)
BNP Paribas	BNP Paribas Dynamic Pre-Roll Alpha ex-Agriculture and Livestock Index [1,2]	0.08%	Basket Return	At Maturity	3/31/26	14,957,993	-	(28,064)
BNP Paribas	BNP Paribas Equity Low Volatility Europe LS Index [2]	0.00%	Basket Return	At Maturity	3/31/26	14,705,453	-	366,514
BNP Paribas	BNP Paribas GALAXY World Excess Return USD LS Index [2]	0.08%	Basket Return	At Maturity	3/31/26	21,146,762	-	653,354
BNP Paribas	BNP Paribas PPP Long Term Value G10 USD Index [2]	0.00%	Basket Return	At Maturity	3/31/26	15,328,627	-	25,778
BNP Paribas	BNP Paribas Volatility Index ER [2]	0.35%	Basket Return	At Maturity	3/31/26	14,580,608	-	6,169
BNP Paribas	BNP Paribas Volatility Index ER [2]	0.35%	Basket Return	At Maturity	3/31/26	5,992,734	-	10,686
BNP Paribas	BNP USD Custom Equity Basket [2]	3.70%	Basket Return	At Maturity	3/31/26	15,715,522	-	(29,112)
BNP Paribas	S&P 500 Equal Weighted Communication Services Sector	Index Return	0.00%	Monthly	3/31/26	345,023	-	(27,656)
BNP Paribas	S&P 500 Equal Weighted Consumer Discretionary Sector	Index Return	0.00%	Monthly	3/31/26	1,837,957	-	(260)
BNP Paribas	S&P 500 Equal Weighted Consumer Staples Sector	Index Return	0.00%	Monthly	3/31/26	403,041	-	(810)
BNP Paribas	S&P 500 Equal Weighted Energy Sector	Index Return	0.00%	Monthly	3/31/26	775,239	-	(5,503)
BNP Paribas	S&P 500 Equal Weighted Financials Sector	Index Return	0.00%	Monthly	3/31/26	2,821,162	-	(389)
BNP Paribas	S&P 500 Equal Weighted Health Care Sector	Index Return	0.00%	Monthly	3/31/26	694,109	-	115,906
BNP Paribas	S&P 500 Equal Weighted Industrials Total Return Index	Index Return	0.00%	Monthly	3/31/26	1,734,646	-	(412)
BNP Paribas	S&P 500 Equal Weighted Materials Sector	Index Return	0.00%	Monthly	3/31/26	192,070	-	(94,187)
BNP Paribas	S&P 500 Equal Weighted Total Return Index	Index Return	0.00%	Monthly	3/31/26	1,362,878	-	(6,374)
BNP Paribas	S&P 500 Equal Weighted Utilities Sector	Index Return	0.00%	Monthly	3/31/26	162,758	-	(31,573)
BNP Paribas	US AI Spending Index [2]	3.70%	Basket Return	Monthly	3/31/26	1,950,936	-	64,458
Goldman Sachs & Co. LLC	Alerian MLP Infrastructure Index	Daily SOFR + 0.92%	Index Return	At Maturity	3/31/26	10,463,660	-	58,146
Goldman Sachs & Co. LLC	Alerian MLP Infrastructure Index	Daily SOFR + 0.92%	Index Return	At Maturity	3/31/26	4,216,031	-	(287,240)
Goldman Sachs & Co. LLC	Bloomberg Agriculture Subindex [1]	Index Return	0.18%	At Maturity	3/31/26	1,612,113	-	12,202
Goldman Sachs & Co. LLC	Bloomberg Industrial Metals Subindex [1]	0.10%	Index Return	At Maturity	3/31/26	1,913,265	-	300,025
Goldman Sachs & Co. LLC	Bloomberg Precious Metals Subindex [1]	0.07%	Index Return	At Maturity	3/31/26	1,905,063	-	(122,777)
Goldman Sachs & Co. LLC	Goldman Sachs Dispersion US Series 31 Excess Return Strategy [2]	0.00%	Basket Return	At Maturity	3/31/26	26,289,555	-	(565,565)
Goldman Sachs & Co. LLC	Goldman Sachs Dispersion US Series 31 Excess Return Strategy [2]	0.60%	Basket Return	At Maturity	3/31/26	3,965,681	-	(5,865)
Goldman Sachs & Co. LLC	Goldman Sachs Intraday Trend US Series 75 Excess Return Strategy [2]	0.00%	Basket Return	At Maturity	3/31/26	7,004,191	-	112,662
Goldman Sachs & Co. LLC	Goldman Sachs SAGE Commodity Pairs Strategy [1,2]	0.00%	Basket Return	At Maturity	3/31/26	25,847,465	-	83,554
Goldman Sachs & Co. LLC	MSCI US REIT Index	Daily SOFR + 0.90%	Index Return	Monthly	3/31/26	2,796,391	-	257,944
Goldman Sachs & Co. LLC	MSCI US REIT Index	Daily SOFR + 0.485%	Index Return	At Maturity	3/31/26	754,611	-	6,856
Goldman Sachs & Co. LLC	S&P 500 Total Return Index	Index Return	Daily SOFR + 0.55%	Monthly	3/31/26	17,653,038	-	107,640
Macquarie Bank Ltd.	Macquarie Bond Auction Congestion Basket Index [2]	0.15%	Basket Return	At Maturity	3/31/26	14,835,079	-	(38,674)
Macquarie Bank Ltd.	Macquarie Intraday Momentum in WTI Crude [1]	0.15%	Index Return	At Maturity	3/31/26	9,763,557	-	(159,817)
Macquarie Bank Ltd.	Macquarie WTI Intraday Mean Reversion Index [1]	0.15%	Index Return	At Maturity	3/31/26	19,879,042	-	(24,461)
Societe Generale	Dow Jones U.S. High Beta Total Return Index	Index Return	0.20%	Monthly	3/31/26	2,243,989	-	6,865
Societe Generale	Dow Jones U.S. High Momentum Total Return Index	0.20%	Index Return	Monthly	3/31/26	1,924,097	-	26,756
Societe Generale	Dow Jones U.S. Low Beta Total Return Index	0.20%	Index Return	Monthly	3/31/26	2,145,918	-	3,697
Societe Generale	Dow Jones U.S. Low Momentum Total Return Index	Index Return	0.20%	Monthly	3/31/26	1,908,662	-	(4,399)
Societe Generale	Dow Jones U.S. Relative Value Total Return Index	0.20%	Index Return	Monthly	3/31/26	8,224,214	-	(51,866)
Societe Generale	Dow Jones U.S. Short Relative Value Total Return Index	Index Return	0.20%	Monthly	3/31/26	8,136,476	-	170,266
Societe Generale	Dow Jones U.S. Thematic Long Quality Total Return Index	0.20%	Index Return	Monthly	3/31/26	1,831,518	-	(2,492)
Societe Generale	Dow Jones U.S. Thematic Short Quality Total Return Index	Index Return	0.20%	Monthly	3/31/26	2,086,025	-	208,182
Societe Generale	Dow Jones U.S. Thematic Long Size Total Return Index	0.20%	Index Return	Monthly	3/31/26	2,010,138	-	(76,692)
Societe Generale	Dow Jones U.S. Thematic Short Size Total Return Index	Index Return	0.20%	Monthly	3/31/26	2,071,122	-	12,706
Societe Generale	SGI Commodity Dynamic Alpha Index [1,2]	0.30%	Basket Return	At Maturity	3/31/26	24,948,559	-	(74,572)
Societe Generale	SGI Equity US Intraday Trend 3 Index	0.30%	Index Return	At Maturity	3/31/26	10,202,673	-	1,659
Societe Generale	SGI Rates Slope Trend Index [2]	0.15%	Basket Return	At Maturity	3/31/26	20,316,514	-	(155,523)
Societe Generale	SGI US Strong Balance Sheet Beta Hedged Index [2]	0.20%	Basket Return	At Maturity	3/31/26	7,681,894	-	1,654
Societe Generale	SGI Volume Premium US Total Return Index [2]	0.20%	Basket Return	At Maturity	3/31/26	25,740,914	-	(28,064)
Goldman Sachs & Co. LLC	Goldman Sachs RP Equity World Long Short Series 110 Excess Return Strategy [2]	0.00%	Basket Return - 0.60%	At Maturity	4/1/26	10,252,384	-	(91,418)
Goldman Sachs & Co. LLC	Goldman Sachs RP Equity World Long Short Series 112 Excess Return Strategy [2]	0.00%	Basket Return - 0.60%	At Maturity	4/1/26	6,125,492	-	(1,204,659)
Goldman Sachs & Co. LLC	Goldman Sachs Tactical Factor Suite Value World Top Excess Return Strategy [2]	0.40%	Basket Return	At Maturity	4/1/26	20,915,131	-	(535,897)
Goldman Sachs & Co. LLC	Goldman Sachs USD Custom Equity Basket [2]	4.58%	Basket Return	At Maturity	4/1/26	10,757,148	-	317,000
Goldman Sachs & Co. LLC	State Street Technology Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	8/13/26	2,121,162	-	111,378
Goldman Sachs & Co. LLC	Invesco QQQ Trust	Daily SOFR + 0.485%	Equity Return	Monthly	10/6/26	1,298,188	-	(26,165)
Goldman Sachs & Co. LLC	State Street SPDR S&P 500 ETF Trust	Daily SOFR + 0.485%	Equity Return	Monthly	10/6/26	1,331,194	-	(3,671)
Goldman Sachs & Co. LLC	Fifth Third Bancorp	Equity Return	Daily SOFR - 0.40%	Monthly	10/15/26	4,374,467	-	6,932
Goldman Sachs & Co. LLC	Fifth Third Bancorp	Equity Return	Daily SOFR - 0.40%	Monthly	10/20/26	54,628	-	(38,917)
Goldman Sachs & Co. LLC	Fifth Third Bancorp	Equity Return	Daily SOFR - 0.40%	Monthly	10/22/26	(85,269)	-	(99,320)
Goldman Sachs & Co. LLC	Fifth Third Bancorp	Equity Return	Daily SOFR - 0.40%	Monthly	10/26/26	28,252	-	25,772
Goldman Sachs & Co. LLC	Fifth Third Bancorp	Equity Return	Daily SOFR - 0.40%	Monthly	10/27/26	12,059	-	(6,319)
Goldman Sachs & Co. LLC	Fifth Third Bancorp	Equity Return	Daily SOFR - 0.40%	Monthly	10/30/26	7,139	-	2,228
Goldman Sachs & Co. LLC	iShares MSCI Emerging Markets ETF	Daily SOFR + 0.485%	Equity Return	Monthly	11/4/26	1,354,335	-	(184)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	11/5/26	3,931,329	-	(11,956)
Goldman Sachs & Co. LLC	Nicolet Bankshares, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	11/5/26	967,174	-	96,591
Goldman Sachs & Co. LLC	Skyworks Solutions, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	11/5/26	2,577,895	-	(5,764)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	11/12/26	271,017	-	222,987
Goldman Sachs & Co. LLC	Fifth Third Bancorp	Equity Return	Daily SOFR - 0.40%	Monthly	11/12/26	26,768	-	(30,652)
Goldman Sachs & Co. LLC	Skyworks Solutions, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	11/12/26	39,938	-	8,466
Goldman Sachs & Co. LLC	Texas Corp.	Equity Return	Daily SOFR - 0.40%	Monthly	11/12/26	4,164,386	-	8,596
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	12/3/26	(128,507)	-	(151,694)
Goldman Sachs & Co. LLC	Fifth Third Bancorp	Equity Return	Daily SOFR - 0.40%	Monthly	12/3/26	(17,794)	-	(44,292)
Goldman Sachs & Co. LLC	iShares Russell 2000 Value ETF	Daily SOFR + 0.485%	Equity Return	Monthly	12/3/26	2,627,058	-	(3,010)
Goldman Sachs & Co. LLC	Skyworks Solutions, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	12/3/26	58,860	-	43,678
Goldman Sachs & Co. LLC	State Street Health Care Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	12/3/26	1,682,053	-	378,167
Goldman Sachs & Co. LLC	Texas Corp.	Equity Return	Daily SOFR - 0.40%	Monthly	12/3/26	23,674	-	(539)
Goldman Sachs & Co. LLC	iShares 3-7 Year Treasury Bond ETF	Daily SOFR + 0.485%	Equity Return	Monthly	12/16/26	669,484	-	(31,501)
Goldman Sachs & Co. LLC	Investco QQQ ETF	Daily SOFR + 0.485%	Equity Return	Monthly	12/23/26	2,526,193	-	(150)
Goldman Sachs & Co. LLC	iShares 3-7 Year Treasury Bond ETF	Daily SOFR + 0.485%	Equity Return	Monthly	12/23/26	1,341,889	-	(1,755)
Goldman Sachs & Co. LLC	iShares MSCI Emerging Markets ETF	Daily SOFR + 0.485%	Equity Return	Monthly	12/23/26	2,645,308	-	4,616
Goldman Sachs & Co. LLC	iShares Russell 2000 Value ETF	Daily SOFR + 0.485%	Equity Return	Monthly	12/23/26	5,065,887	-	4,459
Goldman Sachs & Co. LLC	State Street Health Care Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	12/23/26	2,492,045	-	4,583
Goldman Sachs & Co. LLC	State Street SPDR S&P 500 ETF	Daily SOFR + 0.485%	Equity Return	Monthly	12/23/26	2,557,555	-	(76)
Goldman Sachs & Co. LLC	State Street Technology Select Sector SPDR ETF	Daily SOFR + 0.485%	Equity Return	Monthly	12/23/26	3,833,603	-	(562)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	12/31/26	31,794	-	(2,859)
Goldman Sachs & Co. LLC	Fifth Third Bancorp	Equity Return	Daily SOFR - 0.40%	Monthly	12/31/26	13,039	-	(429)
Goldman Sachs & Co. LLC	American Water Works Company, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	1/7/27	68,383	-	2,511
Goldman Sachs & Co. LLC	Fifth Third Bancorp	Equity Return	Daily SOFR - 0.40%	Monthly	1/7/27	115,377	-	3,531
Goldman Sachs & Co. LLC	Skyworks Solutions, Inc.	Equity Return	Daily SOFR - 0.40%	Monthly	1/7/27	(76,763)	-	(133,478)
Goldman Sachs & Co. LLC	Texas Corp.	Equity Return	Daily SOFR - 0.40%	Monthly	1/7/27	158,609	-	(2,413)
Goldman Sachs & Co. LLC	State Street SPDR S&P Homebuilders ETF	Daily SOFR + 0.485%	Equity Return	Monthly	1/21/27	1,919,332	-	(616)
TOTAL EQUITY SWAP CONTRACTS								$(386,346)

[1]	This investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.
[2]	The index constituents are available on the Fund's website.

SOFR – Secured Overnight Financing Rate

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Purchase Contracts	Counterparty	Exchange	Date	Purchased	Date	January 31, 2026	(Depreciation)
Australian Dollar	Goldman Sachs	AUD per USD	2/20/2026	5,349,118	$3,569,333	$3,724,699	$155,366
Brazilian Real	Goldman Sachs	BRL per USD	2/20/2026	6,939,513	1,284,239	1,312,774	28,535
British Pound	Goldman Sachs	GBP per USD	2/20/2026	4,765,711	6,389,770	6,521,037	131,267
Czech Koruna	Goldman Sachs	CZK per USD	2/20/2026	26,590,502	1,270,449	1,295,255	24,806
Euro Currency	Goldman Sachs	EUR per USD	2/20/2026	5,457,532	6,353,222	6,475,139	121,917
Hungarian Forint	Goldman Sachs	HUF per USD	2/20/2026	423,418,580	1,272,865	1,313,895	41,030
Mexican Peso	Goldman Sachs	MXN per USD	2/20/2026	22,793,588	1,286,792	1,301,964	15,172
Norwegian Krone	Goldman Sachs	NOK per USD	2/20/2026	56,951,836	5,654,022	5,913,218	259,196
Polish Zloty	Goldman Sachs	PLN per USD	2/20/2026	4,619,596	1,269,678	1,300,121	30,443
Turkish Lira	Goldman Sachs	TRY per USD	2/20/2026	56,627,814	1,279,913	1,283,493	3,580
South African Rand	Goldman Sachs	ZAR per USD	2/20/2026	21,006,229	1,277,557	1,298,504	20,947
Singapore Dollar	Goldman Sachs	SGD per USD	2/23/2026	1,640,631	1,275,624	1,291,730	16,106
					32,183,464	33,031,829	848,365

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Date	Sold	Date	January 31, 2026	(Depreciation)
Canadian Dollar	Goldman Sachs	CAD per USD	2/19/2026	(9,857,696)	(7,091,103)	(7,245,170)	(154,067)
Japanese Yen	Goldman Sachs	JPY per USD	2/20/2026	(318,758,061)	(2,019,885)	(2,063,148)	(43,263)
New Zealand Dollar	Goldman Sachs	NZD per USD	2/20/2026	(1,537,360)	(887,395)	(926,310)	(38,915)
Swedish Krona	Goldman Sachs	SEK per USD	2/20/2026	(55,501,457)	(6,009,643)	(6,237,046)	(227,403)
Swiss Franc	Goldman Sachs	CHF per USD	2/20/2026	(8,138,428)	(10,161,476)	(10,549,654)	(388,178)
					(26,169,502)	(27,021,328)	(851,826)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$6,013,962	$6,010,501	$(3,461)

AUD – Australian Dollar

BRL – Brazilian Real

CAD – Canadian Dollar

CHF – Swiss Franc

CZK - Czech Koruna

EUR – Euro

GBP – British Pound

HUF - Hungarian Forint

JPY – Japanese Yen

MXN – Mexican Peso

NOK – Norwegian Krone

NZD – New Zealand Dollar

PLN - Polish Zloty

SEK – Swedish Krona

SGD – Singapore Dollar

TRY - Turkish Lira

ZAR – South African Rand

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

FUTURES CONTRACTS

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Long Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CBOT Corn[1]	May 2026	224	$4,880,400	$(10,312)
CBOT Soybean[1]	May 2026	91	4,900,350	(23,487)
CBOT Soybean Oil[1]	May 2026	86	2,789,496	(36,914)
CBOT Soybean Meal[1]	May 2026	86	2,558,500	(18,864)
CBOT Wheat[1]	May 2026	158	4,313,400	59,535
CME Lean Hogs[1]	February 2026	5	174,500	(1,194)
CME Live Cattle[1]	February 2026	2	188,680	2,204
CMX Copper[1]	May 2026	41	6,131,550	(60,050)
CMX Gold[1]	March 2026	1	472,820	(37,333)
CMX Gold[1]	April 2026	18	8,541,180	(1,479,380)
CMX Silver[1]	May 2026	9	3,561,300	(1,397,770)
ECX Emissions[1]	February 2026	34	3,210,171	(229,838)
ICE Brent Crude Oil[1]	April 2026	18	1,247,760	(4,882)
ICE Low Sulphur Gas[1]	February 2026	12	891,000	90,164
ICE Low Sulphur Gas[1]	May 2026	47	3,260,625	122,933
KCBT Hard Red Winter Wheat[1]	March 2026	3	81,712	3,716
LME Lead[1]	February 2026	7	345,440	(3,593)
LME Lead[1]	March 2026	8	398,224	(3,078)
LME Lead[1]	May 2026	17	859,108	(4,387)
LME Primary Aluminum[1]	February 2026	12	938,703	(15,474)
LME Primary Aluminum[1]	March 2026	29	2,274,985	169,839
LME Primary Aluminum[1]	May 2026	47	3,696,609	(86,125)
LME Primary Nickel[1]	February 2026	3	320,110	(9,543)
LME Primary Nickel[1]	March 2026	11	1,178,160	194,701
LME Primary Nickel[1]	May 2026	19	2,051,156	(35,646)
LME Zinc[1]	February 2026	4	340,173	5,426
LME Zinc[1]	March 2026	14	1,194,165	121,356
LME Zinc[1]	May 2026	26	2,211,476	13,306
NYBOT Cocoa[1]	May 2026	26	1,098,760	(10,035)
NYBOT Coffee 'C'[1]	May 2026	20	2,365,125	(122,371)
NYBOT Cotton #2[1]	May 2026	44	1,428,460	(7,277)
NYBOT Sugar #11[1]	May 2026	166	2,573,133	(73,283)
NYMEX Natural Gas[1]	May 2026	246	9,859,680	689,121
NYMEX NY Harbor ULSD[1]	May 2026	25	2,476,005	51,569
NYMEX RBOB Gasoline[1]	May 2026	25	2,284,485	35,000
NYMEX WTI Crude Oil[1]	May 2026	114	7,332,480	147,577

Currency Futures
Brazilian Real	March 2026	40	757,000	(5,586)
CME Australian Dollar	March 2026	16	1,115,520	40,505
CME British Pound	March 2026	29	2,482,581	14,750
CME Canadian Dollar	March 2026	27	1,990,710	(8,804)
CME Euro	March 2026	18	2,675,925	(20,493)

Index Futures
CBOE Volatility Index	February 2026	26	495,165	17,736
E-Mini Industrial Select Sector	March 2026	1	167,370	868
E-Mini Technology Select Sector	March 2026	1	291,240	(452)
EUX Euro STOXX 50	March 2026	6	423,257	8,823
EURO Stoxx 50 (DIV)	December 2026	1,171	23,167,366	1,288,167
EURO Stoxx 50 (DIV)	December 2027	104	2,153,722	62,427
Hang Seng Index	February 2026	5	880,045	21,851
ICF FTSE 100 Index	March 2026	5	697,147	20,832
Nikkei Stock Index	March 2026	2	689,972	7,423

Interest Rate Futures
CBOT 2-Year U.S. Treasury Note	March 2026	156	32,524,781	13,482
EUX Euro-Bund	March 2026	143	21,726,304	(31,635)
MSE Canadian 10 Year Bond	March 2026	270	24,007,931	(75,447)
SGX 10-Year Mini JGB	March 2026	255	21,682,250	(132,999)
		3,973	$230,358,167	$(742,941)

Mast Multialternative Strategy Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of January 31, 2026 (Unaudited)

				Value/Unrealized
	Expiration	Number of	Notional	Appreciation
Short Contracts	Date	Contracts	Value	(Depreciation)
Commodity Futures
CBOT Corn[1]	March 2026	(152)	$(3,254,700)	$4,153
CBOT Soybean[1]	March 2026	(57)	(3,033,113)	20,889
CBOT Soybean Oil[1]	March 2026	(82)	(2,632,692)	35,492
CBOT Soybean Meal[1]	March 2026	(76)	(2,231,360)	12,921
CBOT Wheat[1]	March 2026	(189)	(5,084,100)	(79,318)
CMX Copper[1]	March 2026	(48)	(7,108,800)	46,781
CMX Silver[1]	March 2026	(6)	(2,355,930)	891,272
ICE Low Sulphur Gas[1]	March 2026	(46)	(3,355,700)	(153,490)
LME Lead[1]	February 2026	(17)	(838,925)	25,489
LME Lead[1]	March 2026	(25)	(1,244,450)	3,233
LME Primary Aluminum[1]	February 2026	(14)	(1,095,154)	(2,183)
LME Primary Aluminum[1]	March 2026	(76)	(5,962,029)	(98,207)
LME Primary Nickel[1]	February 2026	(8)	(853,627)	30,368
LME Primary Nickel[1]	March 2026	(30)	(3,213,164)	(168,619)
LME Zinc[1]	February 2026	(11)	(935,475)	(36,132)
LME Zinc[1]	March 2026	(41)	(3,497,197)	(125,905)
NYBOT Cocoa[1]	March 2026	(20)	(833,000)	(365)
NYBOT Coffee 'C'[1]	March 2026	(14)	(1,744,313)	73,698
NYBOT Cotton #2[1]	March 2026	(54)	(1,705,590)	13,442
NYBOT Sugar #11[1]	March 2026	(180)	(2,876,832)	71,812
NYMEX Natural Gas[1]	March 2026	(254)	(11,059,160)	(1,095,182)
NYMEX NY Harbor ULSD[1]	March 2026	(18)	(1,914,948)	(41,552)
NYMEX RBOB Gasoline[1]	March 2026	(21)	(1,713,020)	(18,468)
NYMEX WTI Crude Oil[1]	March 2026	(114)	(7,433,940)	(164,623)

Currency Futures
CME Japanese Yen	March 2026	(12)	(974,025)	(16,130)

Interest Rate Futures
CBOT 10-Year U.S. Treasury Note	March 2026	(227)	(25,384,984)	(1,227)
CBOT Ultra Long-Term U.S. Treasury Bond	March 2026	(12)	(1,409,250)	6,448
EUX Euro-Schatz	March 2026	(32)	(4,055,193)	(5,502)
ICF Long Gilt	March 2026	(187)	(23,247,058)	449,733
SFE Australian 10-Year Bond	March 2026	(317)	(24,093,822)	37,809
		(2,340)	$(155,141,551)	$(283,363)

TOTAL FUTURES CONTRACTS			$75,216,616	$(1,026,304)

[1]	This investment is a holding of Manteio Cayman Multialternative Strategy Fund, Ltd.